Inventories (Tables)	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories are comprised of the following:

	Yen in millions
	March 31
	2016	2017
Finished products	448,273	399,850
Work in process	130,383	140,718
Raw materials, purchased components and supplies	104,490	100,267

Inventories	683,146	640,835